UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-07456

Name of Fund:  BlackRock Senior High Income Portfolio, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, BlackRock Senior High Income Portfolio, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 02/28

Date of reporting period: 07/01/06 - 06/30/07

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)  The name of the issuer of the portfolio security;

(b)  The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)  The shareholder meeting date;

(e)  A brief identification of the matter voted on;

(f)  Whether the matter was proposed by the issuer or by a security holder;

(g)  Whether the registrant cast its vote on the matter;

(h)  How the registrant cast its vote; and

(i)  Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07456
Reporting Period: 07/01/2006 - 06/30/2007
BlackRock Senior High Income Portfolio, Inc.









===================== BLACKROCK SENIOR HIGH INCOME PORTFOLIO, INC. =============


MEDIS TECHNOLOGIES LTD.

Ticker:       MDTL           Security ID:  58500P107
Meeting Date: JUL 18, 2006   Meeting Type: Annual
Record Date:  JUN 2, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Robert K. Lifton           For       Withhold   Management
1.2   Elect Director Howard Weingrow            For       Withhold   Management
1.3   Elect Director Jacob S. Weiss             For       Withhold   Management
1.4   Elect Director Amos Eiran                 For       For        Management
1.5   Elect Director Zeev Nahmoni               For       For        Management
1.6   Elect Director Jacob E. Goldman           For       For        Management
1.7   Elect Director Philip Weisser             For       For        Management
1.8   Elect Director Mitchell H. Freeman        For       For        Management
1.9   Elect Director Steve M. Barnett           For       For        Management
2     Increase Authorized Common Stock          For       For        Management
3     Amend Stock Option Plan                   For       For        Management

========== END NPX REPORT


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:     /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Senior High Income Portfolio, Inc.


Date:  August 15, 2007